Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of information about other financial assets and liabilities

	2023 US$m	2022 US$m

Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	248	207
Other financial assets	53	22
Financial instruments at amortised cost
Hedge collateral (including interest)	-	509
Other financial assets	-	30
Financial instruments at fair value through other comprehensive income
Other financial assets	28	29

Total other financial assets	329	797

Current	209	677
Non-current	120	120

Net carrying amount	329	797

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	74	721
Embedded derivative	35	-

Total other financial liabilities	109	721

Current	67	654
Non-current	42	67

Net carrying amount	109	721

Summary of detailed information about hedging activities

	2023	2022
Oil swaps (cash flow hedges)
Carrying amount (US$m)	(14)	(114)
Notional amount (MMbbl) 1	29	18
Maturity date	2024	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	76	79
HH Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	(44)	26
Notional amount (TBtu) 1	38	58
Maturity date	2024-2025	2023-2024
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	4	4
TTF Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	181	(469)
Notional amount (TBtu) 1	32	50
Maturity date	2024-2025	2023-2024
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	18	16
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	43	55
Notional amount (US$m) 1	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
Cross currency interest rate swap (cash flow and fair value hedges)
Carrying amount (US$m)	-	5
Notional amount (Swiss Franc) 1	-	175
Maturity date	-	2023
Hedge ratio	-	1:1
Weighted average hedged rate	-	Three month USD LIBOR +2.8%
FX forwards (cash flow hedges)
Carrying amount (US$m)	8	(17)
Notional amount (AUD$m) 1	1,834	1,037
Maturity date	2024-2025	2023-2025
Hedge Ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.68	0.68

1.	The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.

Summary of Unrealised Gains or Losses Recognised in Other Income/Expenses

Change in assumption 1	US$m
Urea sales price: increase of 10%	145
Urea sales price: decrease of 10%	(145)
Discount rate: increase of 1.5% 2	(208)
Discount rate: decrease of 1.5% 2	258

1. Amounts shown represent the change of the present value of the contract keeping all other variables constant. 2. A change of 1.5% represents 150 basis points.